OTHER FINANCING INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
SCHEDULE OF OTHER FINANCING INCOME (EXPENSES), NET

	Year ended December 31,
	2024	2023	2022

Amortization of a discount related to a convertible loan credit facility	$(1,229)	$—	$—
SEPA set up fees	(372)	—	—
Issuance expenses attributable to derivate warrant liability	(140)	—	—
Interest related to loan credit facility	(14)	—	—
Financing related to leases	(21)	7	162
Interest on deposits	272	173	139
Exchange rates and others	(19)	75	(41)
	$(1,523)	$255	$260